Loans and borrowings - Terms and conditions of Silver Purchase Agreement (Details) - USD ($) $ in Thousands	Jun. 16, 2023	Jun. 30, 2023	Jun. 13, 2023	Dec. 31, 2022	Jan. 01, 2022
Loans and borrowings
Fair value of compound embedded derivative		$ 9,219
Financial liability		809,219		$ 290,151	$ 262,574
Silver Purchase Agreement
Loans and borrowings
Total funding available to the Group	$ 75,000
Refined silver to be delivered, as a percentage of payable silver (as a percent)	100.00%
Produced Silver payable (as a percent)	90.00%
Deliveries made towards the Copper Stream	$ 0
Silver Cash Price receivable for one ounce of refined silver delivered (as a percent)	4.00%
Threshold amount of Copper Deposit up to which the difference between the Copper Market Price and the Copper Cash Price will be credited	$ 0
Fair value of compound embedded derivative	0	$ 3,740
Financial liability	$ 75,000
Effective interest rate (as a percent)			8.57%